OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
OTHER RECEIVABLES

NOTE 3 – OTHER RECEIVABLES

Other receivables consisted of the following:

	December 31, 2024	December 31, 2023

Deposit	$—	$200
UK R&D Credit	—	76,152
UK VAT receivable	3,723	11,151
Total other receivables	$3,723	$87,503